Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 85,836	$ 58,452
Restricted cash	1,710	5,494
Accounts receivable, net	9,977	4,544
Prepaid expenses and other current assets	4,159	2,774
Total current assets	101,682	71,264
Property and equipment, net	15,945	14,074
Intangible assets, net	867	967
Other assets	6,631	4,905
Total assets	125,125	91,210
Current liabilities:
Accounts payable	6,102	3,222
Accrued expenses and other current liabilities	20,110	17,897
Short-term debt	0	2,105
Total current liabilities	26,212	23,224
Long-term debt, net of discount	0	41,578
Long-term convertible loan, at fair value (related party carrying value of $20.0 million)	0	86,357
Derivative warrant liabilities	6,577	806
Total liabilities	32,789	151,965
COMMITMENTS AND CONTINGENCIES
Redeemable convertible preferred stock	0	353,692
Shareholders' Deficit
Common stock, $0.0001 par value, 500,000,000 shares authorized; 119,624,679 and 21,416,436 shares issued and outstanding at December 31, 2021 and 2020, respectively	12	1
Additional paid-in capital	734,142	6,601
Accumulated other comprehensive income	724	884
Accumulated deficit	(642,542)	(421,933)
Total shareholders' deficit	92,336	(414,447)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	$ 125,125	$ 91,210